EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Equity investments (Details) ¥ in Millions, $ in Millions		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Equity investments
Current equity investments		¥ 14		$ 2	¥ 15
Non-current equity investments		3,540		$ 544	4,266
Non-current: Publicly traded investments [member]
Equity investments
Non-current equity investments		781			1,391
Equity investments classified at FVTOCI [member] | Current: Non-publicly traded investments [member]
Equity investments
Current equity investments		14			15
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member] | MEG Energy Corporation ("MEG") [member]
Equity investments
Non-current equity investments classified at FVTOCI		766	[1]		1,356	[2]
Equity investments classified at FVTOCI [member] | Non-current: Non-publicly traded investments [member] | Kerogen Energy Fund [member]
Equity investments
Non-current equity investments classified at FVTOCI	[2]	2,759			2,875
Equity investment classified at FVTPL [member] | Non-current: Publicly traded investments [member]
Equity investments
Other equity investments classified at FVTPL		¥ 15			¥ 35

[1]	MEG is principally engaged in the exploitation and production of oil sands. The investment in MEG is designated by the Group as at FVTOCI. As at December 31, 2017, the investment in MEG was stated at the quoted market price.
[2]	Kerogen Energy Fund is principally engaged in the investment in the oil and gas industry. The equity investment in Kerogen Energy Fund is designated by the Group as at FVTOCI. The cost of this non-publicly traded equity investment represents an appropriate estimate of its fair value as at January 1, 2017 and December 31, 2017, as sufficient information is not available recently to measure its fair value.